Schedule of Fair Value Measurement (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Fair value beginning balance	$ 94,932,000	$ 39,297,000
Initial fair value at issuance		2,500,000
Initial fair value at issuance	159,305	289,135
Initial fair value at issuance	(48,468,678)	28,142,865
Derecognition upon conversion of convertible promissory notes	(46,622,627)
Fair value ending balance		$ 70,229,000